Income taxes (Tables)	12 Months Ended
Sep. 30, 2023
Major components of tax expense (income) [abstract]
Disclosure of income tax recovery [Table Text Block]
	Year end ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
Current income tax recovery (expense):	-	-	-
Deferred income tax (recovery) expense:	-	(49,442)	-
	$-	$(49,442)	$-

Disclosure of reconciliation of effective income tax rate [Table Text Block]
	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
Loss before income taxes	$(9,306,360)	(10,569,732)	(9,315,372)
Expected statutory tax rate	26.5%	26.5%	26.5%
Expected tax recovery resulting from loss	(2,466,185)	(2,800,979)	(2,468,574)

Increase (reduction) in income taxes resulting from:
Non-deductible expenses	149,270	563,842	654,956
Foreign operations subject to different tax rates	1,447	5,329	3,593
Fair value of warrant liabilities	(1,547,916)
Unrecognized temporary differences	3,863,384	2,182,366	1,826,279
Prior year differences	-	-	(16,254)
	$-	$(49,442)	$-

Disclosure of research and development expense [Table Text Block]
	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
R&D expenses	$1,644,565	$2,064,493	$2,369,145
Less:
Investment tax credits	-	-	(231,007)
R&D expenses, net	$1,644,565	$2,064,493	$2,138,138

Disclosure of deferred taxes [Table Text Block]
	Balance at	Arising on a		Balance at
	September 30,	business	Recognized in	September 30,
	2022	combination	profit or loss	2023

Deferred tax assets (liabilities):
Net operating loss carryforwards	26,459	-	(9,590)	16,869
Intangibles and development costs	(26,459)		9,590	(16,869)

	-	-	-	-
	Balance at	Arising on a		Balance at
	September 30,	business	Recognized in	September 30,
	2021	combination	profit or loss	2022

Deferred tax assets (liabilities):
Net operating loss carryforwards	-	-	26,459	26,459
Intangibles and development costs	-	(49,442)	22,983	(26,459)
	-	(49,442)	49,442	-

	Balance at			Balance at
	September 30,	Recognized in	Recognized in	September 30,
	2020	profit or loss	Equity	2021

Deferred tax assets (liabilities):
Net operating loss carryforwards	48,045	(48,045)	-	-
Impairment provision	(48,045)	48,045	-	-
	-	-	-	-

Disclosure of unrecognized net deferred tax assets [Table Text Block]
	Balance at	Balance at	Balance at
	September 30,	September 30,	September 30,
	2023	2022	2021

Net operating loss carryforwards	$30,178,141	$18,589,894	$9,429,436
Share issuance costs	5,275,081	1,298,783	1,810,927
Intangibles and development costs	1,356,922	608,705	780,607
Scientific research and development expenditures	1,583,058	1,583,058	1,789,571
Other	1,467,509	46,300	104,793

	$39,860,711	$22,126,741	$13,915,334

Disclosure of net operating losses [Table Text Block]
Year of Expiry	Amount

2036	$512,163
2037	744,022
2038	1,174,797
2039	1,732,039
2040	336,562
2041 and thereafter	25,678,558
$30,178,141

Disclosure of research and development investment tax credits [Table Text Block]
Year of Expiry	Amount

2037	$13,361
2038	6,742
2039	-
2040	328,480
2041 and thereafter	-
$348,583